Earnings per Share ("EPS") and Diluted Earnings per Share ("Diluted EPS") (Tables)	12 Months Ended
Dec. 31, 2019
Profit or loss [abstract]
Summary of Diluted EPS Calculated Based on Weighted Average Number of Shares Outstanding
Diluted EPS is calculated based on the following weighted average number of shares outstanding:

	Years Ended December 31
(in thousands)	2019	2018

Basic weighted average number of shares outstanding	446,021	443,407

Effect of dilutive securities

Share purchase options	627	81

Restricted share units	282	374

Diluted weighted average number of shares outstanding	446,930	443,862

Summary of Share Purchase Options and Share Purchase Warrants Excluded From Computation of Diluted Earnings Per Share
The following table lists the number of share purchase options and share purchase warrants excluded from the computation of diluted earnings per share because the exercise prices exceeded the average market value of the common shares of Cdn$32.40, compared to Cdn$25.32 for the comparable period in 2018.

	Years Ended December 31
(in thousands)	2019	2018

Share purchase options	477	2,801

Share purchase warrants	10,000	10,000

Total	10,477	12,801